ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2018
Disclosure of Administrative Expenses [Abstract]
Disclosure of general and administrative expense [text block]
27	ADMINISTRATIVE EXPENSES

This item consists of the following:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Repair and maintenance	442,802	414,784	423,219
Publicity	336,203	304,119	300,401
Taxes and contributions	285,551	259,523	270,932
Rental	226,388	230,257	226,301
Consulting and professional fees	223,239	206,224	183,751
Transport and communications	176,623	176,273	188,444
Sundry supplies	54,742	49,935	45,878
Services by third-party and others (*)	584,496	517,708	455,752
Total	2,330,044	2,158,823	2,094,678

(*)
The balance consists mainly of security and protection services, cleaning service, representation expenses, electricity and water utilities, insurance expenses, subscription expenses, BCP agent commission expenses.